UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2008

                   USAA TAX EXEMPT MONEY MARKET FUND




[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                        MONEY MARKET Fund

                             [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                        A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2008

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

    Distributions to Shareholders                                           10

    Report of Independent Registered Public Accounting Firm                 11

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       30

    Financial Statements                                                    31

    Notes to Financial Statements                                           34

EXPENSE EXAMPLE                                                             41

TRUSTEES' AND OFFICERS' INFORMATION                                         43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        IN THE CHAOS OF THIS MARKET SELL-OFF,
[PHOTO OF CHRISTOPHER W. CLAUS]       OPPORTUNITIES HAVE PRESENTED THEMSELVES.

                                                        "
                                                                      April 2008
--------------------------------------------------------------------------------

Does every dark cloud have a silver lining? Investors would be forgiven for wondering about the truth of this aphorism, because it has certainly been put to the test over the last 12 months. Problems in the mortgage sector spilled into most areas of the stock and bond markets, creating a volatile market. But one outcome of the turmoil - a global credit crunch and the unwinding of leveraged investment strategies - has led to an attractive buying opportunity - in fact, among the most attractive many of us at USAA have ever seen - for quality municipal securities.

Municipal bonds always have been favored for their tax-exempt status. The income they generate usually is free from income taxes at the federal and, in some cases, state level. However, as I write to you in mid-April, high-quality municipal securities are trading at unprecedented levels, offering higher yields than Treasuries - a very unusual situation. For instance, on March 31, 2008, the 30-day SEC yield* on the USAA Tax Exempt Long-Term Fund was 4.46%. (To match that, a fully taxable investment for those in the 35% tax bracket must pay 6.86%.)** At the end of the day, it is my opinion that tax-exempt investing doesn't get much better than this.

We are seeing the results of "irrational despondency," in my opinion. As the credit crunch unfolded, many financial institutions had to raise money to fund minimum capital requirements, or in the case of hedge funds, to meet margin calls. Unable to liquidate their lowest-quality holdings, these large investors were forced to sell what they would prefer to keep: their quality municipal bonds. As the selling accelerated and the market was flooded with supply, investors appeared to adopt a negative outlook on the asset class, which I believe pushed the prices of municipal bonds below their intrinsic value.

In the chaos of this market sell-off, opportunities have presented themselves - especially to investors who can look through the headlines and discern where value lies. At the time of this writing, we believe that there are compelling buying opportunities in the municipal bond market. Furthermore, as the forced selling subsides and liquidity improves, municipal bond prices are likely to increase, which could add value to tax-exempt holdings beyond the attractive after-tax yields investors already may have received.

Tax-exempt securities could become even more appealing in the months ahead. In my opinion, the federal government - no matter which party wins the November

 . . . C O N T I N U E D
========================--------------------------------------------------------

election - will consider raising income taxes to fund the war, Social Security, and Medicare, among other things. Even if there isn't a tax increase, I think there may be fewer deductions available to taxpayers. If so, more people will want to shelter their income, and tax-exempt investing is one way to do it.

At USAA Investment Management Company, we continue to be pleased with the performance of your tax-exempt funds. We also remain committed to providing our members and shareholders with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. All in all, I believe we offer superior value.

From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**As of 3/31/08, the USAA Tax Exempt Long-Term Fund had average annual returns of 1-year -1.98%, 5-year 3.60%, 10-year 4.45%, with dividend returns of 4.51%, 4.56%, and 5.05%, respectively; to match those dividend returns for the same time period, a fully taxable investment for the 35% tax bracket must pay 1-year 6.94%, 5-year 7.02%, 10-year 7.77%. The tax-equivalent figures are calculated for illustrative purposes only. They are not an indication of performance for any of the USAA family of funds. Taxable-equivalent returns or yields will vary depending on applicable tax rates. The Fund's expense ratio is 0.55%.

THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-USAA FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF JOHN C. BONNELL]            [PHOTO OF DALE R. HOFFMANN]
  JOHN C. BONNELL, CFA                  DALE R. HOFFMANN
  USAA Investment Management Company    USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO MARCH 31, 2008?

         The USAA Tax Exempt Money Market Fund performed well for the one-year period ending March 31, 2008. The Fund had a return of 3.17%, compared to an average return of 2.85% for the tax-exempt money market funds category, according to iMoneyNet, Inc. For that time period, the Fund ranked 14 out of 113 funds for the category. Rankings are based on 12-month net compound unannualized returns.

WHAT WERE THE MARKET CONDITIONS?

         In September 2007, the Federal Reserve Board (the Fed) began cutting short-term interest rates in response to a liquidity squeeze in the credit markets that was sparked by problems in the subprime mortgage sector. Fed governors seemed to believe the need for liquidity and the risk of a recession outweighed the possibility that lower interest rates would increase inflationary pressures. By March 31, 2008, the federal funds rate stood at 2.25%, down from 5.25% in less than a year.

         Yields on short-term municipal securities trended up at the beginning of the period. From 3.56% on April 1, 2007, the yield on the Bond Buyer One-Year Note Index rose to a high of 3.71% on June 14, 2007. Thereafter, the yield began a steady decline

         REFER TO PAGE 7 FOR BENCHMARK DEFINITION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS:
         CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         as the Fed cut rates, reaching a low of 1.02% on February 14, 2008. It rebounded slightly to 1.67% by March 31, 2008.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We took advantage of some limited opportunities to extend the average maturity of the Fund during the reporting period. However, we concentrated our purchases in variable-rate demand notes (VRDNs) because they offered higher yields than fixed-rate issues. The VRDNs that the Fund owns also provide flexibility, because they can be sold back to issuers at par value (100% face value) with a notice of seven days or less. Despite the Fed's drastic rate cuts, yields on the VRDNs that the Fund owns - which reset daily or weekly - remained relatively high.

         In fact, tax-exempt VRDNs outperformed their taxable counterparts during the first quarter of 2008, when there was an imbalance in supply and demand. The SIFMA Municipal Swap Index, the index of seven-day VRDNs, averaged 3.36% during the year and ended the period at 2.21%. In our opinion, VRDNs will continue to offer a better relative value than fixed-rate issues in the near term.

WHAT IS THE OUTLOOK?

         Despite ongoing inflationary pressures, the Fed is likely to continue lowering short-term interest rates to support the U.S. economy and maintain liquidity in the credit markets. Whatever the Fed does, we will continue to manage your Fund to seek to maximize the tax-exempt income you receive while maintaining the Fund's $1 price per share.

         Thank you for the trust you have placed in us. Rest assured that we will continue to work diligently on your behalf.

         THE SECURITIES INDUSTRY AND FINANCIAL MARKETS ASSOCIATION (SIMFA) MUNICIPAL SWAP INDEX, PRODUCED BY MUNICIPAL MARKET DATA, IS A SEVEN-DAY HIGH-GRADE MARKET INDEX COMPRISED OF TAX-EXEMPT VARIABLE-RATE DEMAND OBLIGATIONS FROM MUNICIPAL MARKET DATA'S EXTENSIVE DATABASE.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (Ticker Symbol: USEXX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests  in   high-quality,   tax-exempt   securities   with  remaining
         maturities of 397 days or less.

--------------------------------------------------------------------------------
                                                3/31/08             3/31/07
--------------------------------------------------------------------------------
Net Assets                                  $2,920.7 Million    $2,419.3 Million
Net Asset Value Per Share                         $1.00               $1.00

--------------------------------------------------------------------------------
                                                3/31/08             3/31/07
--------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity      24 Days             20 Days

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/08
--------------------------------------------------------------------------------

1 YEAR               5 YEARS                  10 YEARS             7-DAY YIELD
3.17%                 2.09%                     2.41%                 2.69%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             7-DAY YIELD COMPARISON

                   [CHART OF 7-DAY YIELD COMPARISON]

                             USAA TAX EXEMPT
                             MONEY MARKET FUND       IMONEYNET AVERAGE
 3/26/2007                         3.21%                    2.99%
 4/30/2007                         3.49                     3.20
 5/29/2007                         3.44                     3.17
 6/25/2007                         3.33                     3.07
 7/30/2007                         3.26                     2.99
 8/27/2007                         3.45                     3.19
 9/24/2007                         3.36                     3.12
10/29/2007                         3.10                     2.87
11/26/2007                         3.22                     2.96
12/31/2007                         3.12                     2.80
 1/28/2008                         2.77                     2.37
 2/25/2008                         2.34                     1.86
 3/31/2008                         2.69                     1.76

                              [END CHART]

             DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/31/08.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
           TOP 10 INDUSTRIES AS OF 3/31/2008
                   (% of Net Assets)
------------------------------------------------------

Hospital                                         12.7%

Electric Utilities                                9.1%

Special Assessment/Tax/Fee                        8.5%

General Obligation                                8.3%

Education                                         7.3%

Nursing/CCRC                                      7.0%

Multifamily Housing                               4.9%

Water/Sewer Utility                               4.4%

Electric/Gas Utilities                            4.1%

Municipal Finance                                 4.0%
------------------------------------------------------

                       PORTFOLIO MIX
                         3/31/2008

                  [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                                90.1%
Put Bonds                                                  4.1%
Fixed-Rate Instruments                                     4.8%

                          [END CHART]

         PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-32.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE OF $10,000

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                USAA TAX EXEMPT MONEY MARKET FUND
03/31/98                                                   $10,000.00
04/30/98                                                    10,029.66
05/31/98                                                    10,058.03
06/30/98                                                    10,088.53
07/31/98                                                    10,116.46
08/31/98                                                    10,144.20
09/30/98                                                    10,172.39
10/31/98                                                    10,199.45
11/30/98                                                    10,226.80
12/31/98                                                    10,254.54
01/31/99                                                    10,279.13
02/28/99                                                    10,299.58
03/31/99                                                    10,326.48
04/30/99                                                    10,352.14
05/31/99                                                    10,378.25
06/30/99                                                    10,407.59
07/31/99                                                    10,433.07
08/31/99                                                    10,460.54
09/30/99                                                    10,487.89
10/31/99                                                    10,514.42
11/30/99                                                    10,545.41
12/31/99                                                    10,577.90
01/31/00                                                    10,606.41
02/29/00                                                    10,634.17
03/31/00                                                    10,665.44
04/30/00                                                    10,695.79
05/31/00                                                    10,739.17
06/30/00                                                    10,774.45
07/31/00                                                    10,808.93
08/31/00                                                    10,844.56
09/30/00                                                    10,879.28
10/31/00                                                    10,918.38
11/30/00                                                    10,955.05
12/31/00                                                    10,989.86
01/31/01                                                    11,020.99
02/28/01                                                    11,050.38
03/31/01                                                    11,077.99
04/30/01                                                    11,111.16
05/31/01                                                    11,140.90
06/30/01                                                    11,164.79
07/31/01                                                    11,188.67
08/31/01                                                    11,208.95
09/30/01                                                    11,226.38
10/31/01                                                    11,246.39
11/30/01                                                    11,262.61
12/31/01                                                    11,275.18
01/31/02                                                    11,286.63
02/28/02                                                    11,297.37
03/31/02                                                    11,308.51
04/30/02                                                    11,320.60
05/31/02                                                    11,334.26
06/30/02                                                    11,344.44
07/31/02                                                    11,355.08
08/31/02                                                    11,366.52
09/30/02                                                    11,377.33
10/31/02                                                    11,390.47
11/30/02                                                    11,402.42
12/31/02                                                    11,412.01
01/31/03                                                    11,420.54
02/28/03                                                    11,428.55
03/31/03                                                    11,436.90
04/30/03                                                    11,445.73
05/31/03                                                    11,455.29
06/30/03                                                    11,462.43
07/31/03                                                    11,467.83
08/31/03                                                    11,473.36
09/30/03                                                    11,479.35
10/31/03                                                    11,486.36
11/30/03                                                    11,493.06
12/31/03                                                    11,500.55
01/31/04                                                    11,506.91
02/29/04                                                    11,512.19
03/31/04                                                    11,518.10
04/30/04                                                    11,525.11
05/31/04                                                    11,531.47
06/30/04                                                    11,538.05
07/31/04                                                    11,544.96
08/31/04                                                    11,552.66
09/30/04                                                    11,562.15
10/31/04                                                    11,574.64
11/30/04                                                    11,586.64
12/31/04                                                    11,600.23
01/31/05                                                    11,612.85
02/28/05                                                    11,626.33
03/31/05                                                    11,641.52
04/30/05                                                    11,661.89
05/31/05                                                    11,685.31
06/30/05                                                    11,704.86
07/31/05                                                    11,723.72
08/31/05                                                    11,744.09
09/30/05                                                    11,766.42
10/31/05                                                    11,787.72
11/30/05                                                    11,811.81
12/31/05                                                    11,840.75
01/31/06                                                    11,865.20
02/28/06                                                    11,889.60
03/31/06                                                    11,918.25
04/30/06                                                    11,945.76
05/31/06                                                    11,977.10
06/30/06                                                    12,011.01
07/31/06                                                    12,041.14
08/31/06                                                    12,072.71
09/30/06                                                    12,104.75
10/31/06                                                    12,135.61
11/30/06                                                    12,167.04
12/31/06                                                    12,202.56
01/31/07                                                    12,233.22
02/28/07                                                    12,263.27
03/31/07                                                    12,297.12
04/30/07                                                    12,329.68
05/31/07                                                    12,365.98
06/30/07                                                    12,400.75
07/31/07                                                    12,433.58
08/31/07                                                    12,471.89
09/30/07                                                    12,503.41
10/31/07                                                    12,537.04
11/30/07                                                    12,571.27
12/31/07                                                    12,602.71
01/31/08                                                    12,631.59
02/29/08                                                    12,656.27
03/31/08                                                    12,685.56

                                   [END CHART]

             DATA FROM 3/31/98 THROUGH 3/31/08.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

10

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT MONEY MARKET FUND

         The following federal tax information related to the Fund's fiscal year ended March 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2008, was 100% tax-exempt for federal income tax purposes.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $6,000 as long-term capital gains for the fiscal year ended March 31, 2008.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF USAA TAX EXEMPT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Money Market Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 15, 2008

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USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

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USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bank of New York, Bank of Nova Scotia, Bayerische Hypovereinsbank A.G., Bayerische Landesbank, Branch Banking & Trust Co., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, Freddie Mac, HSH Nordbank, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., La Salle Bank, N.A., Landesbank Hessen-Thuringen, Merrill Lynch & Co., Morgan Stanley, RBC Centura Bank, Royal Bank of Canada, Societe Generale, U.S. Bank, N.A., Wachovia Bank, N.A. or WestLB A.G.
             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Freddie Mac, JPMorgan Chase & Co., Merrill Lynch & Co., Minnesota General Obligation, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., Morgan Stanley, National Rural Utility Corp., or Texas Permanent School Fund.
             (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., N.A., Assured Guaranty Corp., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., National Indemnity Co., or Radian Asset Assurance.

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                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             EDA       Economic Development Authority
             EDC       Economic Development Corp.
             IDA       Industrial Development Authority/Agency
             ISD       Independent School District
             P-FLOAT   Puttable Floating Option Tax-Exempt Receipts
             PRE       Prerefunded to a date prior to maturity
             PUTTER    Puttable Tax-Exempt Receipts
             SPEAR     Short Puttable Exempt Adjustable Receipts

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (90.1%)

             ALABAMA (4.4%)
  $ 6,500    Birmingham Medical Clinic Board
                (LOC - Wachovia Bank, N.A.)                              2.16%        10/01/2028         $    6,500
    2,400    Cleburne County Economic and IDA
                (LOC - Bank of New York)                                 2.35         11/01/2030              2,400
    2,250    Huntsville Educational Building Auth.
                (LOC - First Commercial Bank)                            2.41         12/01/2022              2,250
    2,515    Marengo County Port Auth. (LOC - Compass Bank)              2.35          7/01/2026              2,515
    2,250    Mobile Special Care Facilities Financing Auth.
                (LOC - Wachovia Bank, N.A.)                              2.20          7/01/2021              2,250
    1,100    Mobile Special Care Facilities Financing Auth.
                (LOC - Wachovia Bank, N.A.)                              2.20          6/01/2026              1,100
   13,505    Phenix City (LOC - Columbus Bank & Trust Co.)               2.46          8/15/2029             13,505
   13,335    Ridge Improvement District (LOC - Regions Bank)             2.35         10/01/2025             13,335
    6,715    Spanish Fort Cooperative District (LIQ)(NBGA)(a)            5.05          3/01/2037              6,715
    8,500    Spanish Fort Redevelopment Auth. (LIQ)
                (LOC - Bank of America, N.A.)(a)                         2.25          3/01/2012              8,500
    6,095    Sumiton Educational Building Auth.
                (LOC - First Commercial Bank)                            2.41          5/01/2032              6,095
   10,000    Tuscaloosa County IDA (LOC - JPMorgan Chase Bank, N.A.)     2.26          3/01/2027             10,000
    5,000    Tuscaloosa County Port Auth. (LOC - Columbus
                Bank & Trust Co.)                                        2.35         12/01/2026              5,000
   32,500    Tuscaloosa County Port Auth. (LOC - Compass Bank)           2.26         12/01/2031             32,500
   15,000    Tuscaloosa County Port Auth.
                (LOC - Columbus Bank & Trust Co.)                        2.45          5/01/2032             15,000
                                                                                                         ----------
                                                                                                            127,665
                                                                                                         ----------
             ARIZONA (1.7%)
   11,570    Mesa IDA (LIQ)(INS)                                         6.50          1/01/2029             11,570
   28,325    Sports and Tourism Auth. (INS)(LIQ)                         8.00          7/01/2036             28,325
    8,500    Verrado Western Overlay Community Facilities
                District (LOC - Compass Bank)                            2.33          7/01/2029              8,500
                                                                                                         ----------
                                                                                                             48,395
                                                                                                         ----------

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             ARKANSAS (0.2%)
  $ 5,175    Texarkana (LOC - PNC Bank, N.A.)                            2.36%         3/01/2021         $    5,175
                                                                                                         ----------
             CALIFORNIA (2.6%)
   25,000    Richmond Joint Powers Financing Auth. (INS)(LIQ)            9.00          8/01/2037             25,000
    3,355    San Mateo County Housing Auth. (LIQ)(NBGA)(a)               5.05         11/01/2009              3,355
    5,980    SPEAR (LIQ)(LOC - Deutsche Bank A.G.)(a)                    2.28          8/01/2036              5,980
    3,000    State (LIQ)(PRE)(a)                                         1.90         12/01/2030              3,000
   30,000    State Department of Water Resources (INS)(LIQ)              4.50          5/01/2022             30,000
    9,445    Statewide Communities Dev. Auth. (LIQ)(INS)                 6.00         11/15/2030              9,445
                                                                                                         ----------
                                                                                                             76,780
                                                                                                         ----------
             COLORADO (5.6%)
    5,000    Arista Metropolitan District (LOC - Compass Bank)           2.35         12/01/2030              5,000
    2,800    Brighton Crossing Metropolitan District No. 4
                (LOC - Compass Bank)                                     2.36         12/01/2034              2,800
    4,350    Brighton Crossing Metropolitan District No. 4
                (LOC - Zions First National Bank)                        2.31         12/01/2035              4,350
   22,000    Centerra Metropolitan District No. 1
                (LOC - Compass Bank)                                     2.30         12/01/2029             22,000
   24,750    Denver Health and Hospital Auth. (LIQ)(NBGA)(a)             4.75         12/01/2033             24,750
    3,240    Denver Urban Renewal Auth.
                (LOC - Zions First National Bank)                        2.35         12/01/2015              3,240
    6,830    Denver Urban Renewal Auth. (LOC - Compass Bank)             2.33          9/01/2017              6,830
   12,200    Denver Urban Renewal Auth. (LOC - Compass Bank)             2.33          9/01/2017             12,200
    2,275    El Paso County (LOC - JPMorgan Chase Bank, N.A.)            3.50         11/01/2021              2,275
    1,035    Health Facilities Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                        3.50          9/01/2015              1,035
    1,355    Health Facilities Auth. (LOC - JPMorgan
                Chase Bank, N.A.)                                        3.50          1/01/2018              1,355
    1,700    Housing and Finance Auth. IDA
                (LOC - U.S. Bank, N.A.)                                  2.31          4/01/2009              1,700
   23,990    Jefferson Metro District (LIQ)(NBGA)(a)                     4.76         12/01/2028             23,990

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $34,155    Moffat County (INS)(LIQ)                                    5.00%         5/01/2013         $   34,155
    1,145    Postsecondary Educational Facilities Auth.
                (LOC - Wells Fargo Bank, N.A.)                           2.36          6/01/2011              1,145
    1,640    Postsecondary Educational Facilities Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                        3.50          4/01/2013              1,640
    7,350    Regional Transportation District (INS)(LIQ)(a)              2.39         11/01/2036              7,350
    6,650    Timnath Dev. Auth. (LOC - Compass Bank)                     2.29         12/01/2029              6,650
                                                                                                         ----------
                                                                                                            162,465
                                                                                                         ----------
             DELAWARE (0.2%)
    6,600    EDA IDA                                                     2.31         12/01/2014              6,600
                                                                                                         ----------
             FLORIDA (6.5%)
    8,890    Bay County (LOC - Columbus Bank & Trust Co.)                2.46          7/01/2027              8,890
   13,590    Brevard County Housing Finance Auth. (LIQ)(NBGA)(a)         2.46         12/01/2032             13,590
   15,995    Broward County Housing Finance Auth. (LIQ)(NBGA)(a)         2.46          9/01/2032             15,995
    5,380    Collier County School Board (INS)(LIQ)(a)                   2.23          2/15/2021              5,380
   23,000    Escambia County Health Facilities Auth. (LIQ)(INS)          6.00         11/15/2029             23,000
   11,495    Housing Finance Corp. (LIQ)(NBGA)(a)                        2.46         10/01/2032             11,495
   25,540    Miami Dade County School Board
                (LIQ)(LOC - U.S. Bank, N.A.)(a)                          2.27         11/01/2031             25,540
    2,535    Miami Dade County School Board (LIQ)(INS)(a)                2.33         11/01/2031              2,535
   17,920    Orange County (LIQ)(LOC - U.S. Bank, N.A.)(a)               2.24         10/01/2028             17,920
   13,400    Orange County IDA (LOC - Columbus Bank & Trust Co.)         2.65          4/01/2032             13,400
    7,200    Palm Beach County (LOC - Commerce Bank,
                N.A., Cherry Hill)                                       2.13          5/01/2033              7,200
   20,000    Pasco County School Board (INS)(LIQ)                       10.00          8/01/2026             20,000
    7,000    Port St. Lucie (INS)(LIQ)(a)                                2.31          9/01/2036              7,000
    2,560    St. Johns County (LIQ)(INS)(a)                              3.50         10/01/2014              2,560
    4,000    State Department of Management Services (INS)(LIQ)(a)       2.39          9/01/2020              4,000
    2,500    Tallahassee (LIQ)(INS)(a)                                   2.30         10/01/2035              2,500
    9,240    Univ. of North Florida Financing Corp.
                (LIQ)(LOC - Deutsche Bank A.G.)(a)                       2.24         11/01/2027              9,240
                                                                                                         ----------
                                                                                                            190,245
                                                                                                         ----------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             GEORGIA (1.8%)
  $ 1,080    Columbus Dev. Auth. (LOC - SunTrust Bank)                   2.35%         7/01/2010         $    1,080
   10,385    Columbus Hospital Auth.
                (LOC - Columbus Bank & Trust Co.)                        2.41          1/01/2031             10,385
    3,000    DeKalb County Dev. Auth.
                (LOC - Bank of North Georgia)                            2.41         10/01/2032              3,000
   31,400    Gainesville and Hall County Dev. Auth. (LIQ)(INS)           6.00         11/15/2033             31,400
    5,860    Peachtree Dev. Auth. (LOC - Columbus Bank & Trust Co.)      2.36         12/01/2033              5,860
                                                                                                         ----------
                                                                                                             51,725
                                                                                                         ----------
             ILLINOIS (5.9%)
   12,175    Brighton Crossing Metropolitan
                District No. 4 (LIQ)(INS)(a)                             2.26          6/30/2014             12,175
   15,995    Chicago (INS)(LIQ)(a)                                       4.00          5/01/2014             15,995
    2,050    Chicago (LIQ)(INS)(a)                                       2.28          1/01/2017              2,050
    4,050    Chicago Board of Education
                (LIQ)(LOC - Deutsche Bank A.G.)(a)                       2.24         12/01/2026              4,050
   23,670    Chicago Board of Education
                (LIQ)(LOC - Dexia Credit Local)(a)                       2.24         12/01/2029             23,670
    8,295    Chicago Board of Education (LIQ)(INS)(a)                    2.28         12/01/2029              8,295
    4,200    Dev. Finance Auth.                                          2.32          1/01/2016              4,200
    2,165    Dev. Finance Auth. (LOC - National City Bank)               2.55          5/01/2018              2,165
    1,455    Dev. Finance Auth. (LOC - Northern Trust Co.)               3.50          8/01/2022              1,455
   28,665    Dev. Finance Auth. (INS)(LIQ)                               5.40          9/01/2032             28,665
    3,260    Finance Auth. (LOC - Fifth Third Bank)                      2.31          3/01/2031              3,260
    4,500    Finance Auth. (LOC - Banco Santander Central Hispano)       2.28          7/01/2038              4,500
   18,190    Greater Chicago Metropolitan Water
                Reclamation District (LIQ)(a)                            2.23          6/01/2014             18,190
   19,570    Metropolitan Pier and Exposition Auth.
                (LIQ)(LOC - Deutsche Bank A.G.)(a)                       2.28          6/15/2034             19,570
   15,000    Metropolitan Pier and Exposition Auth.
                (LIQ)(LOC - Deutsche Bank A.G.)(a)                       2.34         12/15/2034             15,000
    6,000    Metropolitan Pier and Exposition Auth.
                (LIQ)(LOC - Deutsche Bank A.G.)(a)                       2.24         12/15/2039              6,000
    4,249    Springfield Airport Auth.                                   2.23         10/15/2016              4,249
                                                                                                         ----------
                                                                                                            173,489
                                                                                                         ----------

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             INDIANA (2.9%)
  $   655    Crawfordsville (LOC - Federal Home Loan
                Bank-Indianapolis)                                       2.22%         1/01/2030         $      655
    5,000    Finance Auth. (LOC - National City Bank)                    2.45         11/01/2027              5,000
    3,365    Finance Auth. (LOC - National City Bank)                    2.33          6/01/2037              3,365
   25,000    Franklin (LOC - National City Bank)                         2.51          7/01/2037             25,000
   19,645    Health Facility Financing Auth.
                (LOC - National City Bank)                               2.51          5/01/2024             19,645
    1,300    Huntington Economic Dev.                                    3.60          6/26/2014              1,300
    6,750    Huntington Economic Dev. (LOC - National City Bank)         2.33          8/01/2037              6,750
   13,660    Municipal Power Agency (LIQ)(INS)(a)                        2.59          1/01/2016             13,660
    2,055    Seymour Economic Dev. (LOC - National City Bank)            2.48         10/01/2022              2,055
    2,000    St. Joseph County Economic Dev.
                (LOC - Wells Fargo Bank, N.A.)                           2.36          6/01/2022              2,000
    5,830    Winona Lake Economic Dev. (LOC - Fifth Third Bank)          2.28          6/01/2031              5,830
                                                                                                         ----------
                                                                                                             85,260
                                                                                                         ----------
             IOWA (2.5%)
    6,850    Chillicothe                                                 2.32          1/01/2023              6,850
   12,750    Council Bluffs                                              2.32          1/01/2025             12,750
    9,300    Finance Auth. (LIQ)(INS)                                    3.15          8/15/2012              9,300
    8,000    Finance Auth. (NBGA)                                        2.28         11/01/2015              8,000
   34,900    Louisa County                                               2.30         10/01/2024             34,900
    1,910    Sheldon                                                     2.51         11/01/2015              1,910
                                                                                                         ----------
                                                                                                             73,710
                                                                                                         ----------
             KANSAS (0.1%)
    4,005    North Newton (LOC - U.S. Bank, N.A.)                        2.31          1/01/2023              4,005
                                                                                                         ----------
             KENTUCKY (2.7%)
    1,850    Boone County (LOC - JPMorgan Chase Bank, N.A.)              3.50         11/01/2021              1,850
   22,545    Economic Dev. Finance Auth. (INS)(LIQ)                      2.65          8/01/2018             22,545
    9,700    Economic Dev. Finance Auth. (LIQ)(INS)                      4.25          1/01/2022              9,700
   11,100    Economic Dev. Finance Auth. (LIQ)(INS)                      5.00          1/01/2022             11,100
    2,000    Frankfort Economic Dev.                                     3.60          5/07/2014              2,000
    9,005    Hancock County (LOC - SunTrust Bank)                        2.36          7/01/2010              9,005
    9,490    Hancock County (LOC - SunTrust Bank)                        2.36          7/01/2011              9,490

20

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $10,000    Hancock County (LOC - Wachovia Bank, N.A.)                  2.31%         7/01/2012         $   10,000
    1,980    Lexington-Fayette Urban County Government
                (LOC - JPMorgan Chase Bank, N.A.)                        3.50          7/01/2021              1,980
                                                                                                         ----------
                                                                                                             77,670
                                                                                                         ----------
             LOUISIANA (3.3%)
    1,550    Ascension Parish                                            3.60          9/01/2010              1,550
    2,600    Ascension Parish                                            3.60          3/01/2011              2,600
   18,897    Municipal Securities Trust (LIQ)(LOC - Bank of
                New York)(a)                                             2.25          5/29/2014             18,897
    6,050    Municipal Securities Trust (LIQ)(LOC - Bank of
                New York)(a)                                             2.25          6/24/2022              6,050
    3,245    Public Facilities Auth. (LOC - Regions Bank)                2.35         12/01/2014              3,245
    1,100    Public Facilities Auth.                                     3.60          8/01/2017              1,100
    2,020    Public Facilities Auth. (LIQ)(LOC - Branch
                Banking & Trust Co.)(a)                                  2.34          7/01/2018              2,020
    9,660    Public Facilities Auth. (LOC - Bank of New York)            2.25          4/01/2021              9,660
    4,350    Public Facilities Auth. (LOC - Capital One, N.A.)           2.36          7/01/2023              4,350
    1,025    Public Facilities Auth. (LOC - Capital One, N.A.)           2.36          7/01/2023              1,025
    4,185    Public Facilities Auth. (LOC - Capital One, N.A.)           2.36          7/01/2027              4,185
   21,405    Public Facilities Auth. (LIQ)(INS)                          3.15          7/01/2047             21,405
   11,550    State (LIQ)(INS)(a)                                         2.28          5/01/2036             11,550
    9,900    State (LIQ)(INS)(a)                                         2.28          5/01/2036              9,900
                                                                                                         ----------
                                                                                                             97,537
                                                                                                         ----------
             MARYLAND (2.5%)
    1,000    Baltimore County IDA                                        3.50          3/01/2014              1,000
    7,500    Gaithersburg (LIQ)(LOC - Citibank, N.A.)(a)                 2.27          1/01/2036              7,500
   24,750    Health and Higher Educational Facilities Auth.
                (INS)(LIQ)                                               8.00          7/01/2023             24,750
   20,200    Montgomery County (NBGA)(a)                                 2.10         11/01/2020             20,200
   21,125    Montgomery County Auth. (LOC -
                Manufacturers & Traders Trust Co.)                       2.31         12/01/2027             21,125
                                                                                                         ----------
                                                                                                             74,575
                                                                                                         ----------
             MASSACHUSETTS (0.3%)
    8,150    Industrial Dev. Finance Agency
                (LOC - Wachovia Bank, N.A.)                              2.16          4/01/2010              8,150
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             MICHIGAN (3.9%)
  $13,670    Georgetown Township EDC (LOC - Huntington National Bank)    2.46%        11/01/2019         $   13,670
    7,300    Job Dev. Auth. (LOC - Sumitomo Mitsui Banking Corp.)        2.25         10/01/2008              7,300
   32,140    Oakland County EDC (LOC - Fifth Third Bank)                 2.29          3/01/2029             32,140
   10,500    State Building Auth. (LIQ)(INS)(a)                          2.28         10/15/2036             10,500
    7,100    State Building Auth. (LIQ)(INS)(a)                          2.28         10/15/2036              7,100
   11,910    State Building Auth. (LIQ)(INS)(a)                          2.29         10/15/2036             11,910
   15,500    State Hospital Finance Auth.
                (LIQ)(LOC - Citigroup, Inc.)(a)                          2.29         10/15/2031             15,500
   10,000    Strategic Fund                                              2.80          6/01/2014             10,000
    5,700    Strategic Fund (LOC - Wells Fargo Bank, N.A.)               2.20          4/15/2018              5,700
                                                                                                         ----------
                                                                                                            113,820
                                                                                                         ----------
             MINNESOTA (0.7%)
    3,085    Canby Community Hospital District No. 1                     2.51         11/01/2026              3,085
    4,300    North Suburban Hospital District
                (LOC - Wells Fargo Bank, N.A.)                           2.26          2/01/2013              4,300
   13,790    State (LIQ)(a)                                              2.27          6/01/2020             13,790
                                                                                                         ----------
                                                                                                             21,175
                                                                                                         ----------
             MISSISSIPPI (0.7%)
   18,670    Business Finance Corp. (LOC - Regions Bank)                 2.26         10/01/2018             18,670
    1,105    Hospital Equipment and Facilities Auth.
                (LOC - Regions Bank)                                     2.31          7/01/2015              1,105
                                                                                                         ----------
                                                                                                             19,775
                                                                                                         ----------
             MISSOURI (0.9%)
    4,714    Branson Creek Community Improvement District
                (LOC - Regions Bank)                                     2.43          3/01/2022              4,714
    1,460    Health and Educational Facilities Auth.
                (LOC - Southwest Bank of St. Louis)                      2.30          6/01/2023              1,460
    4,500    Health and Educational Facilities Auth.
                (LOC - Allied Irish Banks plc)                           2.30          6/01/2023              4,500
    8,950    Health and Educational Facilities Auth.
                (LOC - Commerce Bank, N.A.)                              2.39          7/01/2025              8,950
    6,600    Jackson County IDA (LOC - Commerce Bank, N.A.)              2.39          7/01/2025              6,600
                                                                                                         ----------
                                                                                                             26,224
                                                                                                         ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             MULTI-STATE (2.9%)
  $18,860    P-FLOAT (INS)(LIQ)(a)                                       2.41%        10/01/2035         $   18,860
   34,060    PUTTER (LIQ)(INS)(NBGA)(a)                                  2.51         12/15/2009             34,060
   14,595    PUTTER (INS)(LIQ)(a)                                        2.51          3/01/2010             14,595
    9,109    PUTTER (INS)(LIQ)(NBGA)(a)                                  2.51          2/15/2013              9,109
    2,518    PUTTER (INS)(LIQ)(NBGA)(a)                                  2.51          8/15/2013              2,518
    3,717    PUTTER (INS)(LIQ)(a)                                        2.51          2/01/2014              3,717
    1,162    PUTTER (INS)(LIQ)(a)                                        2.51          2/01/2014              1,162
                                                                                                         ----------
                                                                                                             84,021
                                                                                                         ----------
             NEBRASKA (0.1%)
    2,130    Sarpy County                                                3.50          7/01/2013              2,130
                                                                                                         ----------
             NEVADA (0.8%)
    4,665    Reno Health Facility (LIQ)(LOC - Citibank, N.A.)(a)         2.27          7/01/2031              4,665
    6,665    Reno Health Facility (LIQ)(LOC - Citibank, N.A.)(a)         2.27          7/01/2031              6,665
    6,665    Reno Health Facility (LIQ)(LOC - Citibank, N.A.)(a)         2.27          7/01/2031              6,665
    6,665    Reno Health Facility (LIQ)(LOC - Citibank, N.A.)(a)         2.27          7/01/2031              6,665
                                                                                                         ----------
                                                                                                             24,660
                                                                                                         ----------
             NEW HAMPSHIRE (0.1%)
    4,295    Health and Education Facilities Auth.
                (LOC - TD Banknorth, N.A.)                               2.35          9/01/2037              4,295
                                                                                                         ----------
             NEW JERSEY (1.6%)
   13,430    Camden County Improvement Auth.
                (LOC - Commerce Bank, N.A., Cherry Hill)                 2.31          8/01/2032             13,430
    3,410    EDA (LOC - Valley National Bank)                            2.30          3/01/2031              3,410
   30,000    Transportation Trust Fund Auth.
                (LIQ)(LOC - Deutsche Bank A.G.)(a)                       2.28         12/15/2036             30,000
                                                                                                         ----------
                                                                                                             46,840
                                                                                                         ----------
             NEW YORK (1.8%)
    5,050    Dormitory Auth. (LIQ)(INS)                                  6.75          7/01/2034              5,050
    7,000    Nassau County Tobacco Settlement Corp. (LIQ)(NBGA)(a)       2.46          6/01/2046              7,000
    3,600    New York City Municipal Water Finance Auth.
                (INS)(LIQ)(a)                                            2.29          6/15/2013              3,600
    2,090    New York City Transitional Finance Auth. (LIQ)(INS)(a)      2.41          2/01/2011              2,090
      400    Oneida County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                       2.26          6/01/2030                400

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,300    Thruway Auth. (INS)(LIQ)(a)                                 2.71%         4/01/2013         $    1,300
   25,730    Triborough Bridge and Tunnel Auth. (INS)(LIQ)               5.25          1/01/2033             25,730
    7,700    Urban Dev. Corp. (INS)(LIQ)(a)                              2.21          3/15/2019              7,700
                                                                                                         ----------
                                                                                                             52,870
                                                                                                         ----------
             OHIO (3.7%)
    9,700    Air Quality Dev. Auth.                                      2.55          9/01/2030              9,700
    3,000    Cadiz (LOC - National City Bank)                            2.28          1/01/2033              3,000
    6,365    Cincinnati School District (LIQ)(INS)(a)                    2.28         12/15/2032              6,365
    6,000    Clarke County IDA (LOC - Deutsche Bank A.G.)                2.54         12/01/2010              6,000
    1,765    Clermont County Economic Dev. (LOC - Fifth Third Bank)      2.31          8/01/2022              1,765
    7,985    Crawford County (LOC - Huntington National Bank)            2.55         10/01/2023              7,985
      830    Cuyahoga County (LOC - JPMorgan Chase Bank, N.A.)           3.50         11/01/2019                830
   20,000    Franklin County (LOC - National City Bank)                  2.51          7/01/2036             20,000
    4,835    Higher Educational Facility (LOC - Huntington
                National Bank)                                           2.55          6/01/2026              4,835
    3,600    Hilliard (LOC - U.S. Bank, N.A.)                            2.31          8/01/2012              3,600
   18,350    Jackson (LIQ)(INS)                                          8.00         10/01/2029             18,350
   13,550    Lorain County (LOC - National City Bank)                    2.45          5/01/2026             13,550
    7,335    Marion County (LOC - Huntington National Bank)              2.71          9/01/2024              7,335
    2,800    Meigs County (LOC - U.S. Bank, N.A.)                        2.31          8/01/2012              2,800
    3,000    Warren County (LOC - U.S. Bank, N.A.)                       2.31          8/01/2012              3,000
                                                                                                         ----------
                                                                                                            109,115
                                                                                                         ----------
             OKLAHOMA (3.6%)
    8,400    Garfield County Industrial Auth.                            2.30          1/01/2025              8,400
   32,400    Muskogee Industrial Trust                                   2.14          1/01/2025             32,400
   55,900    Muskogee Industrial Trust                                   2.30          6/01/2027             55,900
    2,800    State IDA (LOC - JPMorgan Chase Bank, N.A.)                 3.50          8/01/2018              2,800
    6,390    Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)       2.46         11/01/2026              6,390
                                                                                                         ----------
                                                                                                            105,890
                                                                                                         ----------
             OREGON (1.3%)
   38,100    Port of Portland (LOC - Bank of
                Tokyo-Mitsubishi UFJ, Ltd.)                              2.28         12/01/2014             38,100
                                                                                                         ----------
             PENNSYLVANIA (2.6%)
   30,045    Allegheny County Hospital Dev. Auth. (LIQ)(NBGA)(a)         2.29          1/15/2011             30,045

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,700    Chartiers Valley Industrial and Commercial Dev. Auth.       2.90%        11/15/2017         $    1,700
    3,000    Elizabethtown IDA (LOC - Fulton Bank)                       2.31          6/15/2029              3,000
   12,665    Lancaster County Hospital Auth. (INS)(LIQ)                  7.85          5/01/2032             12,665
    7,300    Lancaster Municipal Auth. (LOC - Fulton Bank)               2.35          5/01/2036              7,300
    9,550    Reading School District (LIQ)(LOC - Deutsche
                Bank A.G.)(a)                                            2.24          1/15/2034              9,550
   10,370    Washington County IDA (LOC - National City Bank)            2.50          1/01/2030             10,370
                                                                                                         ----------
                                                                                                             74,630
                                                                                                         ----------
             SOUTH CAROLINA (2.5%)
    5,750    Educational Facilities Auth. (LOC - National
                Bank of South Carolina)                                  2.36         10/01/2033              5,750
   11,120    Housing Finance and Dev. Auth. (LIQ)(NBGA)(a)               5.05         12/15/2030             11,120
   27,285    Jobs EDA (LIQ)(INS)                                         6.00         10/01/2035             27,285
    8,150    Jobs EDA (LOC - SunTrust Bank)                              2.35         11/01/2035              8,150
   19,465    Transportation Infrastructure Bank (INS)(LIQ)(a)            4.00         10/01/2027             19,465
                                                                                                         ----------
                                                                                                             71,770
                                                                                                         ----------
             SOUTH DAKOTA (0.6%)
    3,975    State Health and Educational Facilities Auth.               2.51         11/01/2020              3,975
    4,075    State Health and Educational Facilities Auth.               2.51         11/01/2025              4,075
    8,620    State Health and Educational Facilities Auth.               2.51         11/01/2027              8,620
                                                                                                         ----------
                                                                                                             16,670
                                                                                                         ----------
             TEXAS (11.8%)
    1,535    Bell County Health Facilities Dev. Corp.
                (LOC - JPMorgan Chase Bank, N.A.)                        3.50          5/01/2023              1,535
   19,995    Brownsville (INS)(LIQ)(a)                                   3.01          9/01/2013             19,995
    2,665    Cameron Education Corp. (LOC - JPMorgan
                Chase Bank, N.A.)                                        3.50          6/01/2031              2,665
    4,995    Clear Creek ISD (LIQ)(NBGA)(a)                              2.23          2/15/2015              4,995
    9,105    Crawford Education Facilities Corp.
                (LOC - BNP Paribas)                                      2.30          5/01/2035              9,105
    1,890    Dickinson ISD (LIQ)(NBGA)(a)                                2.27          2/15/2033              1,890
    3,460    El Paso County Hospital District (INS)(LIQ)(a)              4.00          8/15/2013              3,460
    5,600    Friendship ISD (LIQ)(NBGA)(a)                               2.23          2/15/2024              5,600
   12,000    Harris County (LIQ)(LOC - U.S. Bank, N.A.)(a)               2.26          8/15/2012             12,000
   12,220    Houston (LIQ)(INS)(a)                                       2.23         11/15/2026             12,220
   14,550    Houston (LIQ)(INS)(a)                                       2.59          5/15/2027             14,550

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $18,660    Houston (LIQ)(INS)(a)                                       2.27%        11/15/2031         $   18,660
   13,335    Houston (LIQ)(INS)(a)                                       2.30          7/01/2032             13,335
    4,990    Houston (LIQ)(INS)(a)                                       2.23         12/01/2032              4,990
    9,455    Houston (LIQ)(LOC - Deutsche Bank A.G.)(a)                  2.27          7/01/2026              9,455
    6,925    Houston Community College System (INS)(LIQ)(a)              2.24          4/15/2028              6,925
    5,035    Katy ISD (LIQ)(NBGA)(a)                                     2.23          8/15/2027              5,035
    6,100    Kendall County (LOC - Allied Irish Banks plc)               2.12          1/01/2041              6,100
   16,230    Lake Travis ISD (LIQ)(NBGA)(a)                              2.23          2/15/2014             16,230
   10,555    Lubbock (LIQ)(INS)(a)                                       2.27          2/15/2023             10,555
   10,495    Midlothian ISD (LIQ)(NBGA)(a)                               2.23          8/15/2013             10,495
   70,000    Municipal Gas Acquisition and Supply Corp.
                (LIQ)(NBGA)(a)                                           2.38         12/15/2017             70,000
    1,800    North Central IDA                                           3.60         10/01/2013              1,800
   13,250    San Antonio (LIQ)(a)                                        2.29          8/01/2013             13,250
    6,000    San Antonio Water System (LIQ)(INS)(a)                      2.30          5/15/2040              6,000
   16,630    State Student Housing Auth. (LIQ)(NBGA)(a)                  5.05         10/01/2033             16,630
    2,800    Tarrant County Health Facilities Dev. Corp. (LIQ)(INS)      6.70          8/15/2032              2,800
   14,470    Tarrant County Housing Finance Corp. (LIQ)(NBGA)(a)         2.46         11/01/2029             14,470
   19,500    Transportation Commission (LIQ)(a)                          2.25          4/01/2033             19,500
    9,090    Transportation Commission (LIQ)(a)                          2.25          4/01/2035              9,090
                                                                                                         ----------
                                                                                                            343,335
                                                                                                         ----------
             UTAH (0.6%)
    8,100    Emery County (INS)(LIQ)                                     3.50         11/01/2024              8,100
   10,000    State Board of Regents (LIQ)(LOC - Dexia
                Credit Local)(a)                                         2.24          4/01/2029             10,000
                                                                                                         ----------
                                                                                                             18,100
                                                                                                         ----------
             VERMONT (0.5%)
   16,095    Univ. Agricultural College (LIQ)(INS)(a)                    2.27         10/01/2027             16,095
                                                                                                         ----------
             VIRGINIA (2.7%)
   25,275    Alexandria IDA (INS)(LIQ)(a)                                5.25         10/01/2030             25,275
    4,875    Alexandria IDA (INS)(LIQ)(a)                                5.25         10/01/2035              4,875
    3,700    Alexandria Redevelopment and Housing Auth.
                (LIQ)(NBGA)(a)                                           5.05          4/01/2009              3,700
   23,385    Harrisonburg Redevelopment and Housing Auth.
                (LIQ)(NBGA)(a)                                           2.46          2/01/2026             23,385

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $11,505    Russell 150 Community Dev. Auth. (LIQ)(NBGA)(a)             5.05%         3/01/2036         $   11,505
    9,855    Suffolk Redevelopment and Housing Auth. (LIQ)(NBGA)(a)      2.46          7/01/2024              9,855
                                                                                                         ----------
                                                                                                             78,595
                                                                                                         ----------
             WASHINGTON (1.1%)
    1,980    Economic Dev. Finance Auth.
                (LOC - Bank of America, N.A.)                            2.26          6/01/2029              1,980
    7,000    Health Care Facilities Auth.
                (LOC - Key Bank, N.A.)                                   2.28          2/01/2038              7,000
      195    Housing Finance Commission
                (LOC - Key Bank, N.A.)                                   1.40          1/01/2027                195
    4,000    Housing Finance Commission
                (LOC - Key Bank, N.A.)                                   2.25          7/01/2038              4,000
    8,340    Port of Tacoma (LIQ)(INS)(a)                                2.26          6/01/2025              8,340
   10,560    State Higher Education Facilities Auth.                     2.35         10/01/2031             10,560
                                                                                                         ----------
                                                                                                             32,075
                                                                                                         ----------
             WEST VIRGINIA (0.6%)
    2,775    Harrison County (LOC - U.S. Bank, N.A.)                     2.31         12/01/2012              2,775
    9,630    Marshall County                                             2.32          3/01/2026              9,630
    3,100    Monongalia County (LOC - U.S. Bank, N.A.)                   2.31         12/01/2012              3,100
    2,200    Ripley (LOC - U.S. Bank, N.A.)                              2.31         12/01/2012              2,200
                                                                                                         ----------
                                                                                                             17,705
                                                                                                         ----------
             WISCONSIN (1.0%)
    6,495    Health and Educational Facilities Auth.
                (LIQ)(INS)(a)                                            2.41          2/15/2011              6,495
    5,810    Health and Educational Facilities Auth.
                (LIQ)(NBGA)(a)                                           4.36          8/15/2018              5,810
      895    Health and Educational Facilities Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                        3.60          5/01/2026                895
    8,000    Milwaukee                                                   2.40          9/01/2015              8,000
    7,250    Sheboygan                                                   2.40          9/01/2015              7,250
                                                                                                         ----------
                                                                                                             28,450
                                                                                                         ----------
             WYOMING (0.8%)
   16,500    Converse County                                             2.70         12/01/2020             16,500
    6,305    Sweetwater County                                           2.70         12/01/2020              6,305
                                                                                                         ----------
                                                                                                             22,805
                                                                                                         ----------
             Total Variable-Rate Demand Notes (cost: $2,632,591)                                          2,632,591
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             PUT BONDS (4.1%)

             COLORADO (1.1%)
  $ 7,000    Bachelor Gulch Metropolitan District
                (LOC - Compass Bank)                                     3.60%        12/01/2023         $    7,000
    4,500    Central Platte Valley Metropolitan District
                (LOC - BNP Paribas)                                      3.50         12/01/2031              4,500
    3,200    Central Platte Valley Metropolitan District
                (LOC - BNP Paribas)                                      3.50         12/01/2036              3,200
    4,510    Parker Automotive Metropolitan District
                (LOC - U.S. Bank, N.A.)                                  3.50         12/01/2034              4,510
    5,915    Triview Metropolitan District
                (LOC - Compass Bank)                                     3.60         11/01/2023              5,915
    7,500    Triview Metropolitan District
                (LOC - Compass Bank)                                     3.60         11/01/2023              7,507
                                                                                                         ----------
                                                                                                             32,632
                                                                                                         ----------
             MISSISSIPPI (0.3%)
    8,645    Claiborne County (NBGA)                                     2.35         12/01/2015              8,645
                                                                                                         ----------
             MONTANA (1.6%)
    9,520    Board of Investments (NBGA)                                 3.25          3/01/2017              9,520
   12,110    Board of Investments (NBGA)                                 3.25          3/01/2018             12,110
   11,750    Board of Investments (NBGA)                                 3.25          3/01/2025             11,750
   12,635    Board of Investments (NBGA)                                 3.25          3/01/2028             12,635
                                                                                                         ----------
                                                                                                             46,015
                                                                                                         ----------
             PENNSYLVANIA (0.2%)
    2,000    Cumberland County Municipal Auth.
                (LOC - Citizens Bank of Pennsylvania)                    3.45         11/01/2026              2,000
    3,000    Higher Educational Facilities Auth.
                (LOC - Allied Irish Banks plc)                           3.45         11/01/2031              3,000
    1,900    Higher Educational Facilities Auth.
                (LOC - Wachovia Bank, N.A.)                              3.42         11/01/2034              1,900
                                                                                                         ----------
                                                                                                              6,900
                                                                                                         ----------
             TEXAS (0.4%)
    4,800    Aledo ISD (LIQ)(NBGA)                                       3.75          8/01/2035              4,800
    5,535    Northside ISD (LIQ)(NBGA)                                   3.75          8/01/2033              5,535
                                                                                                         ----------
                                                                                                             10,335
                                                                                                         ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             VIRGINIA (0.5%)
  $ 4,000    Louisa IDA                                                  2.15%        12/01/2008         $    4,000
    2,000    Louisa IDA                                                  2.40         12/01/2008              2,000
    8,580    Stafford County and Staunton IDA
                (LIQ)(LOC - U.S. Bank, N.A.)(a)                          3.65          2/01/2015              8,580
                                                                                                         ----------
                                                                                                             14,580
                                                                                                         ----------
             Total Put Bonds (cost: $119,107)                                                               119,107
                                                                                                         ----------
             FIXED-RATE INSTRUMENTS (4.8%)

             CALIFORNIA (0.3%)
   10,000    State                                                       4.00          6/30/2008             10,015
                                                                                                         ----------
             ILLINOIS (0.1%)
    4,020    Cook County School District No. 89                          5.70          4/01/2008              4,020
                                                                                                         ----------
             MINNESOTA (0.3%)
      800    Albany ISD No. 745 (NBGA)                                   4.25          8/22/2008                801
    2,925    Chisholm ISD No. 695 (NBGA)                                 4.25          8/25/2008              2,930
    2,085    Red Wing ISD (NBGA)                                         4.25          8/27/2008              2,089
    1,565    St. Anthony-New Brighton ISD No. 282 (NBGA)                 4.25          8/29/2008              1,568
    1,450    St. Cloud ISD No. 742 (NBGA)                                4.25          8/30/2008              1,453
                                                                                                         ----------
                                                                                                              8,841
                                                                                                         ----------
             MISSOURI (0.2%)
    6,625    Public Utilities Commission                                 4.75          9/01/2008              6,651
                                                                                                         ----------
             MONTANA (0.2%)
    4,685    Board of Investments (NBGA)                                 3.25          3/01/2009              4,685
                                                                                                         ----------
             OHIO (0.3%)
    4,345    Arcanum Butler Local School District                        3.85          8/12/2008              4,354
    3,210    Mahoning County                                             4.20         11/26/2008              3,222
                                                                                                         ----------
                                                                                                              7,576
                                                                                                         ----------
             SOUTH DAKOTA (0.1%)
    3,600    Rapid City Area School District 51-4                        4.13          5/20/2008              3,602
                                                                                                         ----------
             TEXAS (3.1%)
   10,000    Houston                                                     2.00          6/03/2008             10,000
    7,000    North Central Health Facilities Dev. Corp.                  5.50          5/15/2008              7,014

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $72,000    North Texas Tollway Auth.                                   4.13%        11/19/2008         $   72,000
                                                                                                         ----------
                                                                                                             89,014
                                                                                                         ----------
             WASHINGTON (0.2%)
    5,025    Olympus Terrace Sewer District                              3.68         11/01/2008              5,025
                                                                                                         ----------
             WISCONSIN (0.0%)
    1,155    New Richmond School District                                4.13          6/06/2008              1,155
                                                                                                         ----------
             Total Fixed-Rate Instruments (cost: $140,584)                                                  140,584
                                                                                                         ----------

             TOTAL INVESTMENTS (COST: $2,892,282)                                                        $2,892,282
                                                                                                         ==========

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at March 31, 2008, for federal income tax purposes, was $2,892,282,000.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

ASSETS
   Investments in securities (amortized cost approximates market value)         $2,892,282
   Cash                                                                                267
   Receivables:
      Capital shares sold                                                           18,145
      Interest                                                                      16,712
      Securities sold                                                                1,135
                                                                                ----------
         Total assets                                                            2,928,541
                                                                                ==========
LIABILITIES
   Payables:
      Securities purchased                                                               2
      Capital shares redeemed                                                        6,842
      Dividends on capital shares                                                      136
   Accrued management fees                                                             664
   Accrued transfer agent's fees                                                       140
   Other accrued expenses and payables                                                 107
                                                                                ----------
         Total liabilities                                                           7,891
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,920,650
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $2,920,310
   Accumulated undistributed net investment income                                      31
   Accumulated net realized gain on investments                                        309
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,920,650
                                                                                ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                   2,920,311
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $     1.00
                                                                                ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEAR ENDED MARCH 31, 2008

INVESTMENT INCOME
   Interest income                                                  $92,479
                                                                    -------
EXPENSES
   Management fees                                                    7,186
   Administration and servicing fees                                  2,566
   Transfer agent's fees                                              2,236
   Custody and accounting fees                                          348
   Postage                                                              101
   Shareholder reporting fees                                            70
   Trustees' fees                                                         9
   Registration fees                                                     74
   Professional fees                                                     92
   Other                                                                 42
                                                                    -------
      Total expenses                                                 12,724
   Expenses paid indirectly                                             (57)
                                                                    -------
      Net expenses                                                   12,667
                                                                    -------
NET INVESTMENT INCOME                                                79,812
                                                                    -------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                    365
                                                                    -------
Increase in net assets resulting from operations                    $80,177
                                                                    =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                                     2008              2007
                                                              -----------------------------
FROM OPERATIONS
   Net investment income                                      $    79,812       $    74,655
   Net realized gain on investments                                   365                53
                                                              -----------------------------
      Increase in net assets resulting from operations             80,177            74,708
                                                              -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (79,812)          (74,655)
   Net realized gains                                                 (79)                -
                                                              -----------------------------
      Distributions to shareholders                               (79,891)          (74,655)
                                                              -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    2,020,756         1,617,149
   Reinvested dividends                                            78,074            72,683
   Cost of shares redeemed                                     (1,597,753)       (1,663,733)
                                                              -----------------------------
      Increase in net assets from capital share transactions      501,077            26,099
                                                              -----------------------------
   Net increase in net assets                                     501,363            26,152

NET ASSETS
   Beginning of year                                            2,419,287         2,393,135
                                                              -----------------------------
   End of year                                                $ 2,920,650       $ 2,419,287
                                                              =============================
Accumulated undistributed net investment income:
   End of year                                                $        31       $         -
                                                              =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  2,020,756         1,617,149
   Shares issued for dividends reinvested                          78,074            72,683
   Shares redeemed                                             (1,597,753)       (1,663,733)
                                                              -----------------------------
      Increase in shares outstanding                              501,077            26,099
                                                              =============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

    A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

       1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

       2. Securities for which amortized cost valuations are considered unreliable or a significant event has been recognized are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

    B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

    C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

    D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

       delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of March 31, 2008.

    E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $57,000.

    F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

    G. USE OF ESTIMATES - The preparation of financial statements in conformitys with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2008, the Fund paid CAPCO facility fees of $3,000, which represents 6.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for distributions and net income resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital by $1,000, increase accumulated undistributed net investment income by $31,000, and decrease accumulated net realized gain on investments by $30,000. This reclassification has no effect on net assets.

The tax character of distributions paid during the years ended March 31, 2008, and 2007, was as follows:

                                                  2008                 2007
                                              ---------------------------------
Tax-exempt income                             $79,781,000          $74,655,000
Ordinary income*                                  104,000                    -
Net long-term capital gains                         6,000                    -

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

As of March 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                      $167,000
Undistributed ordinary income*                                        187,000
Undistributed long-term capital gains                                 122,000

* Represents short-term realized capital gains, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

    A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the year ended March 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $7,186,000.

    B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,566,000.

       In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2008, the Fund reimbursed the Manager $40,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

    C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,236,000.

    D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

    A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board
       (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective April 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

    B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (FAS) No. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of FAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

    C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated FAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

    D. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (FAS 161) - In March 2008, FASB issued FAS 161. In summary, FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 161 on the Fund's financial statement disclosures.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED MARCH 31,
                                              --------------------------------------------------------------------------
                                                    2008            2007            2006            2005            2004
                                              --------------------------------------------------------------------------
Net asset value at beginning of period        $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                              --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                             .03             .03             .02             .01             .01
   Net realized gain                                 .00(a)          .00(a)            -               -             .00(a)
                                              --------------------------------------------------------------------------
Total from investment operations                     .03             .03             .02             .01             .01
                                              --------------------------------------------------------------------------
Less distributions from:
   Net investment income                            (.03)           (.03)           (.02)           (.01)           (.01)
   Realized capital gains                           (.00)(a)           -               -               -               -
                                              --------------------------------------------------------------------------
Total distributions                                 (.03)           (.03)           (.02)           (.01)           (.01)
                                              --------------------------------------------------------------------------
Net asset value at end of period              $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                              ==========================================================================
Total return (%)*                                   3.17            3.19(b)         2.36            1.07             .71
Net assets at end of period (000)             $2,920,650      $2,419,287      $2,393,135      $1,886,910      $1,858,366
Ratios to average net assets:**
   Expenses (%)(c)                                   .50             .49(b)          .47             .47             .47
   Net investment income (%)                        3.11            3.14            2.36            1.07             .71

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended March 31, 2008,  average net assets were  $2,568,247,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2008

         with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                       BEGINNING               ENDING                DURING PERIOD*
                                     ACCOUNT VALUE          ACCOUNT VALUE           OCTOBER 1, 2007 -
                                    OCTOBER 1, 2007        MARCH 31, 2008            MARCH 31, 2008
                                   -----------------------------------------------------------------
Actual                                $1,000.00              $1,014.70                  $2.47

Hypothetical
   (5% return before expenses)         1,000.00               1,022.55                   2.48

          *Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.47% for the six-month period of October 1, 2007, through March 31, 2008.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA to request a free copy of the funds' statement of additional information (SAI).

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Jesse H. Jones Graduate School of Management, Associate Professor of Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present). Mrs. Ostdiek serves as a Trustee of the USAA family of funds. Mrs. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         (1) INDICATES  THOSE  OFFICERS  WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
             MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Executive Director, Finance, Senior Financial Officer, IMCO (11/07-present); Senior Financial Officer and Treasurer, FAI (4/07-present); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-present); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis IMCO (2/01-10/06).

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE ONLINE NOW
          SELF-SERVICE  24/7    At  "Products  &  Services" click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View  account  balance,  transactions, fund
              (800) 531-USAA    prices; or exchange/redeem fund shares.
                                Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE AT NO CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------
   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40859-0508                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2008 and 2007 were $249,620 and $240,010, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under
               tax calculations     Subchapter M            TOTAL
------------------------------------------------------------------
FYE 03-31-2008     $ 0                $    0                $    0
FYE 03-31-2007     $ 0                $4,027                $4,027
------------------------------------------------------------------
TOTAL              $ 0                $4,027                $4,027
------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2008 and 2007 were $106,475 and $93,587, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 26, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    May 30, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    May 28, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.